Restricted Net Assets	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Restricted net assets

19. Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Company's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards. As a result of these PRC laws and regulations, the Company's PRC subsidiaries are restricted in their ability to transfer a portion of their net assets either in the form of dividends, loans or advances, which restricted portion amounted to $9,793,083 as of December 31, 2019. This amount is comprised of the registered equity of the Company's PRC subsidiaries and the statutory reserves. In addition, as a result of the Company's restructuring effective January 1, 2005, retained earnings of $20,336,734 related to the pre-restructuring companies was unavailable for distribution as a normal dividend to Acorn International in accordance with relevant PRC laws and regulations, unless and until the PRC subsidiaries are dissolved and the net assets are returned to the investors.